SEGMENT INFORMATION - Research and development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Research and Development Expense, Total	$ 28,781,412	$ 36,639,146	$ 81,339,540
Single reportable segment
SEGMENT INFORMATION
Direct research and development expenses	10,399,305	13,114,341	49,037,011
Payroll and other related costs of personnel	14,488,811	18,491,694	24,093,038
Lab supplies and other research and development expenses	3,893,296	5,033,111	8,209,491
Total indirect research and development expenses	18,382,107	23,524,805	32,302,529
Research and Development Expense, Total	$ 28,781,412	$ 36,639,146	$ 81,339,540